VistaShares Target 15 Berkshire Select Income ETF
Schedule of Investments
November 30, 2025 (Unaudited)
COMMON STOCKS - 100.7%	Shares	Value
Banking - 4.6%
Bank of America Corp.	556,803	$29,872,481

Consumer Staple Products - 12.0%
Coca-Cola Co.	442,582	32,361,596
Constellation Brands, Inc. - Class A	115,744	15,785,167
Kraft Heinz Co.	1,169,755	29,840,450
		77,987,213

Financial Services - 23.5%
American Express Co.	177,890	64,977,880
Capital One Financial Corp.	65,746	14,402,976
Mastercard, Inc. - Class A	34,958	19,245,428
Moody’s Corp.	60,072	29,482,136
Visa, Inc. - Class A	73,941	24,728,828
		152,837,248

Health Care - 6.7%
DaVita, Inc.(a)	236,268	28,276,554
UnitedHealth Group, Inc.	45,983	15,163,814
		43,440,368

Insurance - 15.6%
Berkshire Hathaway, Inc. - Class B(a)	141,139	72,518,630
Chubb Ltd.	97,490	28,874,588
		101,393,218

Media - 11.1%
Alphabet, Inc. - Class A	89,985	28,811,397
Sirius XM Holdings, Inc.	1,143,524	24,311,320
VeriSign, Inc.	74,724	18,829,701
		71,952,418

Oil & Gas - 9.2%
Chevron Corp.	192,617	29,110,207
Occidental Petroleum Corp.	720,665	30,267,930
		59,378,137

Retail & Wholesale - Discretionary - 3.2%
Amazon.com, Inc.(a)	90,180	21,031,780

Retail & Wholesale - Staples - 4.5%
Kroger Co.	435,061	29,270,904

Tech Hardware & Semiconductors - 10.3%
Apple, Inc.	240,453	$67,050,319

TOTAL COMMON STOCKS (Cost $625,794,708)		654,214,086

PURCHASED OPTIONS - 0.6%(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 0.6%
Alphabet, Inc., Expiration: 12/19/2025; Exercise Price: $345.00	$28,784,182	899	241,831
Amazon.com, Inc., Expiration: 12/19/2025; Exercise Price: $280.00	21,013,122	901	11,262
American Express Co., Expiration: 12/5/2025; Exercise Price: $362.50	45,622,223	1,249	752,523
American Express Co., Expiration: 12/5/2025; Exercise Price: $357.50	2,666,471	73	69,533
American Express Co., Expiration: 12/19/2025; Exercise Price: $390.00	16,656,312	456	63,612
Apple, Inc., Expiration: 12/19/2025; Exercise Price: $295.00	32,653,335	1,171	91,924
Apple, Inc., Expiration: 12/19/2025; Exercise Price: $285.00	34,382,205	1,233	371,133
Bank of America Corp., Expiration: 12/19/2025; Exercise Price: $55.00	29,872,320	5,568	258,912
Berkshire Hathaway, Inc., Expiration: 12/5/2025; Exercise Price: $530.00	72,498,591	1,411	24,692
Capital One Financial Corp., Expiration: 12/19/2025; Exercise Price: $240.00	14,392,899	657	37,777
Chevron Corp., Expiration: 12/19/2025; Exercise Price: $160.00	29,107,638	1,926	75,114
Coca-Cola Co., Expiration: 12/5/2025; Exercise Price: $74.00	32,355,600	4,425	46,463
Constellation Brands, Inc., Expiration: 12/19/2025; Exercise Price: $145.00	15,779,166	1,157	138,840
DaVita, Inc., Expiration: 12/19/2025; Exercise Price: $130.00	28,196,608	2,356	194,370
Kroger Co., Expiration: 12/5/2025; Exercise Price: $72.00	29,266,800	4,350	243,600
Mastercard, Inc., Expiration: 12/19/2025; Exercise Price: $570.00	19,213,497	349	118,660
Occidental Petroleum Corp., Expiration: 12/5/2025; Exercise Price: $42.50	30,265,200	7,206	273,828
Sirius XM Holdings, Inc., Expiration: 12/5/2025; Exercise Price: $23.50	2,842,462	1,337	2,674
Sirius XM Holdings, Inc., Expiration: 12/5/2025; Exercise Price: $21.50	306,144	144	3,312
Sirius XM Holdings, Inc., Expiration: 12/12/2025; Exercise Price: $22.50	21,162,204	9,954	124,425
UnitedHealth Group, Inc., Expiration: 12/5/2025; Exercise Price: $330.00	15,037,512	456	225,720
UnitedHealth Group, Inc., Expiration: 12/19/2025; Exercise Price: $360.00	98,931	3	444
VeriSign, Inc., Expiration: 12/19/2025; Exercise Price: $260.00	18,697,658	742	204,050
Visa, Inc., Expiration: 12/5/2025; Exercise Price: $342.50	24,715,116	739	40,645
Total Call Options			3,615,344
TOTAL PURCHASED OPTIONS (Cost $3,619,323)			3,615,344

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%		Shares	Value
First American Government Obligations Fund - Class X, 3.92%(e)		1,250,789	1,250,789

TOTAL SHORT-TERM INVESTMENTS (Cost $1,250,789)			1,250,789

TOTAL INVESTMENTS - 101.5% (Cost $630,664,820)			$659,080,219
Liabilities in Excess of Other Assets - (1.5)%			(9,442,580)
TOTAL NET ASSETS - 100.0%			$649,637,639

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of November 30, 2025.

VistaShares Target 15 Berkshire Select Income ETF
Schedule of Written Options Contracts
November 30, 2025 (Unaudited)
WRITTEN OPTIONS - (1.8)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (1.8)%
Alphabet, Inc., Expiration: 12/19/2025; Exercise Price: $330.00	$(28,784,182)	(899)	$(575,360)
Amazon.com, Inc., Expiration: 12/19/2025; Exercise Price: $265.00	(21,013,122)	(901)	(33,337)
American Express Co., Expiration: 12/5/2025; Exercise Price: $352.50	(45,622,223)	(1,249)	(1,751,723)
American Express Co., Expiration: 12/5/2025; Exercise Price: $347.50	(2,666,471)	(73)	(135,597)
American Express Co., Expiration: 12/19/2025; Exercise Price: $370.00	(16,656,312)	(456)	(307,800)
Apple, Inc., Expiration: 12/19/2025; Exercise Price: $280.00	(32,653,335)	(1,171)	(605,992)
Apple, Inc., Expiration: 12/19/2025; Exercise Price: $275.00	(34,382,205)	(1,233)	(1,001,812)
Bank of America Corp., Expiration: 12/19/2025; Exercise Price: $52.50	(29,872,320)	(5,568)	(968,832)
Berkshire Hathaway, Inc., Expiration: 12/5/2025; Exercise Price: $520.00	(72,498,591)	(1,411)	(170,026)
Capital One Financial Corp., Expiration: 12/19/2025; Exercise Price: $220.00	(14,392,899)	(657)	(374,490)
Chevron Corp., Expiration: 12/19/2025; Exercise Price: $155.00	(29,107,638)	(1,926)	(264,825)
Chubb Ltd., Expiration: 12/19/2025; Exercise Price: $305.00	(28,847,932)	(974)	(97,400)
Coca-Cola Co., Expiration: 12/5/2025; Exercise Price: $73.00	(32,355,600)	(4,425)	(163,725)
Constellation Brands, Inc., Expiration: 12/19/2025; Exercise Price: $135.00	(15,779,166)	(1,157)	(613,210)
DaVita, Inc., Expiration: 12/19/2025; Exercise Price: $125.00	(3,267,264)	(273)	(47,092)
DaVita, Inc., Expiration: 12/19/2025; Exercise Price: $120.00	(25,001,152)	(2,089)	(783,375)
Kraft Heinz Co., Expiration: 12/5/2025; Exercise Price: $26.00	(29,839,047)	(11,697)	(87,728)
Kroger Co., Expiration: 12/5/2025; Exercise Price: $69.00	(29,266,800)	(4,350)	(478,500)
Mastercard, Inc., Expiration: 12/19/2025; Exercise Price: $550.00	(19,213,497)	(349)	(391,753)
Moody’s Corp., Expiration: 12/19/2025; Exercise Price: $490.00	(29,446,800)	(600)	(675,000)
Occidental Petroleum Corp., Expiration: 12/5/2025; Exercise Price: $41.50	(30,265,200)	(7,206)	(652,143)
Sirius XM Holdings, Inc., Expiration: 12/5/2025; Exercise Price: $22.50	(2,842,462)	(1,337)	(2,674)
Sirius XM Holdings, Inc., Expiration: 12/5/2025; Exercise Price: $21.00	(306,144)	(144)	(7,344)
Sirius XM Holdings, Inc., Expiration: 12/12/2025; Exercise Price: $21.50	(21,162,204)	(9,954)	(447,930)
UnitedHealth Group, Inc., Expiration: 12/5/2025; Exercise Price: $322.50	(15,037,512)	(456)	(463,980)
UnitedHealth Group, Inc., Expiration: 12/19/2025; Exercise Price: $340.00	(98,931)	(3)	(1,530)
VeriSign, Inc., Expiration: 12/19/2025; Exercise Price: $270.00	(125,995)	(5)	(525)
VeriSign, Inc., Expiration: 12/19/2025; Exercise Price: $250.00	(18,697,658)	(742)	(552,790)
Visa, Inc., Expiration: 12/5/2025; Exercise Price: $335.00	(24,715,116)	(739)	(209,507)
Total Call Options			(11,866,000)
TOTAL WRITTEN OPTIONS (Premiums received $9,706,991)			$(11,866,000)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.